Segment Reporting Net Sales (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting
Net sales	$ 657.2	$ 700.0
Maximum percentage of sales accounted for by a single customer (as a percent)	10.00%
Canada [Member]
Segment Reporting
Net sales	$ 268.0	313.5
Europe [Member]
Segment Reporting
Net sales	358.7	357.9
MCI [Member]
Segment Reporting
Net sales	31.0	29.1
Corporate [Member]
Segment Reporting
Net sales	0.4	0.4
Intersegment sales elimination
Segment Reporting
Net sales	$ (0.9)	$ (0.9)